6. Courseware (Details) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Details [Abstract]
Courseware	$ 2,098,038	$ 2,097,538	$ 2,097,538	$ 2,072,238
Accumulated amortization	(1,919,914)	(1,889,443)	(1,843,967)	(1,702,407)
Courseware, net	$ 178,124	$ 208,095	$ 253,571	$ 369,831